Loans and financing - Senior notes (Details) R$ in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 14, 2017 USD ($)	Dec. 14, 2017 BRL (R$)
Senior unsecured notes due 2024
Details of derivative transactions with banks counterparties to swap the senior notes
Credit derivative amount	$ 400
Interest rate (as a percent)	5.875%
Fixed interest rate | Senior unsecured notes due 2024
Details of derivative transactions with banks counterparties to swap the senior notes
Credit derivative amount		$ 400
Interest rate (as a percent)		5.875%	5.875%
Floating interest rate | Swap
Details of derivative transactions with banks counterparties to swap the senior notes
Credit derivative amount | R$			R$ 1,314,600
Floating interest rate (as a percent)		99.10%	99.10%